NOTES PAYABLE – CONVERTIBLE – RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Convertible Related Party
NOTES PAYABLE – CONVERTIBLE – RELATED PARTY

NOTE 6 – NOTES PAYABLE – CONVERTIBLE – RELATED PARTY

Convertible Notes payable – related party, net of the related debt discounts, totaled

On August 3, 2020, the Company issued a secured convertible promissory note to certain investors in exchange for $1,000,000 in the aggregate bearing an interest rate of 20% per annum and payable inThe holder may convert the unpaid principal balance of the note into shares of restricted common stock of the Company at the conversion price equal to $0.275 per share, which conversion price was set with the consummation of the Company’s private placement of Units (described in note 10) which closed on August 17, 2021. This note contains a negative covenant that requires the Company to obtain consent prior to incurring any additional equity or debt investments and is secured by all of the assets of the Company. The Richard A. LoRicco Sr. and Lucille M. LoRicco Irrevocable Insurance Trust DTD 4/28/95, Louis Demaio as Trustee (the “Trust”) is the holder of $750,000 of the principal amount of this note. The Trust was created by Richard A. LoRicco Sr. and Lucille M. LoRicco, who were the parents of Ronald J. LoRicco Sr., one of the members of the Company’s Board of Directors and is maintained by an independent trustee. Ronald J. LoRicco Sr. does not have voting or investment control of or power over the Trust but is an anticipated, partial beneficiary of the Trust.

On February 12, 2021, the Company exchanged the original debt for a newly issued amended and restated secured convertible promissory note with a new principal balance of $1,610,005 bearing an interest rate of 20% per annum and fully payable in 3 months. This was accounted for as a debt extinguishment and the new promissory note was recorded at fair value in accordance with ASC 470 “Debt”. The original principal of $1,000,000 and accrued interest of $110,005 calculated as of the date of amendment and restatement along with an additional advance of $500,000 determined the principal amount of the new note. In consideration of the additional advance and the extension of the maturity date of the original note, the Company issued to the noteholders 15,000,000 5-year common stock warrants with an exercise price of $0.20. The issuance of the warrants for the extension generated a loss on extinguishment of $3,686,136 for the fair value of the warrants issued.

On May 12, 2021, the Company extended the debt for a newly issued amended and restated secured convertible promissory note with a new principal balance of $1,689,746 bearing an interest rate of 20% per annum and fully payable in 9 months. The original principal of $1,610,005 and accrued interest of $79,742 calculated as of the date of amendment and restatement determined the principal amount of the new note. In consideration of the additional advance and the extension of the maturity date of the original note, the Company issued to the noteholders 7,500,000 5-year common stock warrants with an exercise price of $0.35. The issuance of the warrants for the extension generated a loss on extinguishment of $1,874,705 for the fair value of the warrants issued.

On August 17, 2021, the Company completed an offering which subsequently reset the executable price of the outstanding convertible shares of the note payable, thus resulting in a new price per share of $0.275.

Interest expense for the Company’s convertible notes payable – related parties for the three and nine months ended September 30, 2021, was $88,244 and $239,766 compared to $71,803 and $314,582 to the three and nine months ended September 30, 2020.

Accrued interest for the Company’s convertible notes payable – related parties on September 30, 2021, and December 31, 2020, was $134,292 and $86,574, respectively, and is included in accrued expenses on the condensed consolidated balance sheets.

NOTE 6 – NOTES PAYABLE – CONVERTIBLE – RELATED PARTY

Notes payable – convertible – related party totaled $1,025,000 and $0 at December 31, 2020 and December 31, 2019, respectively.

On April 13, 2020, the demand notes payable entered on January 16, 2020 for $50,000 each from related parties; Michael V. Barbera, our Board Chairman and an entity managed by Ronald J. LoRicco, Sr., a Board Member were exchanged for convertible notes. The notes were accounted for as an extinguishment and the convertible debt valued at fair value in accordance with ASC 470. Per the addendums, the interest rate of 10% was increased to 12% per annum. The modification also allowed for a conversion option for the holder after June 5, 2020. After June 5, 2020, the holder may convert the unpaid principal and interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to 80% of the closing price on June 5, 2020 per share. At the time of conversion, the Company shall immediately also issue a five-year warrant to the holder to purchase the same number of shares of common stock of the Company as the holder receives in such conversion. The exercise price for such warrants shall be 3 times the conversion price. In addition, the warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above the warrant price plus 150% for 20 consecutive trading days. The conversion price was determined to be $0.132. Debt discounts of $100,000 were recorded on the notes payable at resolution of the contingent beneficial conversion feature. One noteholder converted the promissory note of $50,000 and accrued interest of $2,440 on June 26, 2020 in exchange for 397,269 restricted common shares and 397,269 five-year warrants with an exercise price of $0.396 per share. The other noteholder converted the promissory note of $50,000 and accrued interest of $2,826 on July 21, 2020 in exchange for 400,195 restricted common shares and 400,195 five-year warrants with an exercise price of $0.396 per share.

On April 13, 2020, the Company issued a convertible promissory note with Michael V. Barbera, our Board Chairman, in exchange for $25,000 bearing an interest rate of 12% per annum and payable in six months. After June 5, 2020, the holder may convert the unpaid principal and interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to 80% of the closing price on June 5, 2020 per share. At the time of conversion, the Company shall immediately also issue a five-year warrant to the holder to purchase the same number of shares of common stock of the Company as the holder receives in such conversion. The exercise price for such warrants shall be 3 times the conversion price. In addition, the warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above the warrant price plus 150% for 20 consecutive trading days. The conversion price was determined to be $0.132. A debt discount of $25,000 was recorded on the note payable at resolution of the contingent beneficial conversion feature. The noteholder converted the promissory note of $25,000 and accrued interest of $809 on July 21, 2020 in exchange for 195,522 restricted common shares and 195,522 five-year warrants with an exercise price of $0.396 per share.

On April 13, 2020, the Company issued a convertible promissory note with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in exchange for $150,000 bearing an interest rate of 12% per annum and payable in six months. After June 5, 2020, the holder may convert the unpaid principal and interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to 80% of the closing price on June 5, 2020 per share. At the time of conversion, the Company shall immediately also issue a five-year warrant to the holder to purchase the same number of shares of common stock of the Company as the holder receives in such conversion. The exercise price for such warrants shall be 3 times the conversion price. In addition, the warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above the warrant price plus 150% for 20 consecutive trading days. The conversion price was determined to be $0.132. A debt discount of $150,000 was recorded on the note payable at resolution of the contingent beneficial conversion feature. The noteholder converted the promissory note of $150,000 and accrued interest of $3,542 on June 26, 2020 in exchange for 1,163,201 restricted common shares and 1,163,201 five-year warrants with an exercise price of $0.396 per share.

On August 3, 2020, the Company issued an unsecured convertible promissory note to Michael V. Barbera, the Chairman of the Board, in exchange for $25,000 bearing an interest rate of 18% per annum and payable in six months. The Company shall pay interest on the unconverted and then outstanding principal amount of the note at a rate of 18% per annum, accrued monthly for the first four months of this note and payable thereafter until the maturity date of February 3, 2021, unless the note is converted or prepaid prior to maturity. The holder may convert the unpaid principal balance of the note into restricted common stock, par value $0.001 per share, of the Company at the conversion rate equal to the per share cash price paid for the shares by any third-party investor(s) with total proceeds to the Company of not less than $500,000 (the “conversion price”); provided, however, in no event shall the conversion price ever be less than $0.01 per share. On February 16, 2021, the $25,000 note was paid along with accrued interest in the amount of $2,518.

On August 3, 2020, the Company issued a secured convertible promissory note to certain accredited investors in exchange for $1,000,000 bearing an interest rate of 20% per annum and payable in six months. The Company shall pay interest on the unconverted and then outstanding principal amount of the note at a rate of 20% per annum, accrued monthly for the first four months of this note and payable thereafter until the maturity date of February 3, 2021, unless the note is converted or prepaid prior to maturity. The holder may convert the unpaid principal balance of the note into restricted common stock, par value $0.001 per share, of the Company at the conversion rate equal to the per share cash price paid for the shares by any third-party investor(s) with total proceeds to the Company of not less than $500,000 (the “conversion price”); provided, however, in no event shall the conversion price ever be less than $0.01 per share. This note contains a negative covenant that requires the Company to obtain consent prior to incurring any additional equity or debt investments and is secured by all of the assets of the Company. The Richard A. LoRicco Sr. and Lucille M. LoRicco Irrevocable Insurance Trust DTD 4/28/95, Louis Demaio as Trustee (the “Trust”) is the holder of $750,000 of the principal amount of this note. The Trust is maintained by Richard A. LoRicco Sr. and Lucille M. LoRicco, who are the parents of Ronald J. LoRicco Sr., one of the members of our Board. The disinterested members of the Board approved the terms of the note. Ronald J. LoRicco Sr. does not have voting or investment control of or power over the Trust but is an anticipated, partial beneficiary of the Trust. The secured convertible promissory note was amended and restated on February 12, 2021. The terms are included in Note 13 – Subsequent Events.

Interest expense for the Company’s convertible notes payable – related parties was $93,736 and $4,704 for the years ended December 31, 2020 and December 31, 2019, respectively. Accrued interest for the Company’s convertible notes payable – related parties at December 31, 2020 and December 31, 2019 was $86,574 and $0, respectively, and is included in accrued expenses on the consolidated balance sheets.